Contingencies (Details) - USD ($)	May 23, 2024	Apr. 26, 2024	Aug. 22, 2023
Contingencies (Details) [Line Items]
Guarantee agreement			$ 6,857,167
Minimum requirement		$ 15,000,000
Minimum market value		$ 50,000,000
Price per share (in Dollars per share)	$ 1
Common Stock [Member]
Contingencies (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001